Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 87,074	$ 56,573
Prepaid expenses	600,000
Total Current Assets	687,074	56,573
Deferred offering costs		309,175
Marketable securities held in Trust Account	230,014,425
TOTAL ASSETS	230,701,499	365,748
Current liabilities
Accrued expenses	5,776,435	4,119
Accrued offering costs		185,880
Promissory note – related party	200,000	155,000
Total Current Liabilities	5,976,435	344,999
Deferred underwriting fee payable	7,568,750
Warrant liabilities	14,480,000
Total Liabilities	28,025,185	344,999
Commitments and Contingencies
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; 23,000,000 and no shares subject to possible redemption at redemption value at December 31, 2021 and 2020, respectively	230,000,000
Stockholders’ (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 5,750,000 shares issued and outstanding at December 31, 2021 and 2020	575	575
Additional paid-in capital		24,425
Accumulated deficit	(27,324,261)	(4,251)
Total Stockholders’ (Deficit) Equity	(27,323,686)	20,749
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	230,701,499	365,748
Manscaped Holdings, LLC
Current assets
Cash	22,334,000	41,219,000
Accounts receivable	11,872,000	7,894,000
Inventories	51,138,000	22,818,000
Prepaid expenses and other current assets	9,494,000	5,387,000
Total Current Assets	94,838,000	77,318,000
Restricted cash	1,500,000	750,000
Property and equipment, net	4,036,000	609,000
Other assets	868,000	210,000
TOTAL ASSETS	101,242,000	78,887,000
Current liabilities
Accounts payable	15,442,000	11,865,000
Current portion of long-term debt	15,000,000	7,000,000
Other current liabilities	21,306,000	16,054,000
Total Current Liabilities	51,748,000	34,919,000
Long-term debt	30,726,000	19,895,000
Share-based compensation liabilities		56,639,000
Other long-term obligations	1,642,000	1,310,000
Total Liabilities	84,116,000	112,763,000
Commitments and Contingencies
Mezzanine equity
Total mezzanine equity	40,937,000	40,937,000
Members’ deficit:
6,400,000 common units issued and outstanding at December 31, 2021 and 2020
Total members’ deficit	(23,811,000)	(74,813,000)
Total liabilities, mezzanine equity and members’ deficit	101,242,000	78,887,000
Stockholders’ (Deficit) Equity
Additional paid-in capital	367,559,000	1,081,000
Accumulated deficit	(391,370,000)	(75,894,000)
Total Stockholders’ (Deficit) Equity	(23,811,000)	(74,813,000)
Series A-1 Preferred Units | Manscaped Holdings, LLC
Mezzanine equity
Series preferred value	2,131,000	2,131,000
Series A-2 Preferred Units | Manscaped Holdings, LLC
Mezzanine equity
Series preferred value	3,039,000	3,039,000
Series A-3 Preferred Units | Manscaped Holdings, LLC
Mezzanine equity
Series preferred value	25,767,000	25,767,000
Series A-4 Preferred Units | Manscaped Holdings, LLC
Mezzanine equity
Series preferred value	$ 10,000,000	$ 10,000,000